Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract Assets	$ 74.5	$ 65.1	$ 69.0
Contract Liabilities	$ 156.5	$ 161.2	$ 156.5